Deferred Tax Asset and Income Tax (Expense)/Benefit - Schedule of Deferred Tax Asset as at the End of the Reporting Period (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2024 MYR (RM)
Deferred tax asset
Unabsorbed capital allowances	$ 1,253,795	RM 5,112,349		RM 5,112,349
Deferred tax liability
Plant and equipment	(1,074,141)	(4,379,810)		(4,379,810)
Presented after appropriate offsetting	179,654	732,539		732,539
At 24%	$ 43,117	RM 175,810	$ 43,117	RM 175,810	RM 74,000